Development of Allowance for Doubtful Accounts (Tables) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance [Line Items]
Allowance for doubtful accounts as of January 1	$ 277,335	$ 266,449	$ 262,836
Premiums Receivable, Allowance for Doubtful Accounts, Period Increase (Decrease)	241,598	218,496	210,124
Premiums Receivable, Allowance for Doubtful Accounts, Write Offs Against Allowance	(214,612)	(205,666)	(210,166)
Allowance for Loan and Lease Losses, Foreign Currency Translation	(4,374)	(2,140)	3,656
Allowance for doubtful accounts as of December 31	$ 299,751	$ 277,335	$ 266,449